Trade receivables (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	R$ 5,489,436	R$ 5,470,564
Current [member]
IfrsStatementLineItems [Line Items]
Total	2,963,070	2,979,496
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total	R$ 748,559	R$ 637,375
Trade receivables, percentage	30.00%	26.00%
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Total	R$ 309,579	R$ 303,238
Trade receivables, percentage	12.00%	12.00%
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	R$ 229,559	R$ 177,777
Trade receivables, percentage	9.00%	7.00%
Later than three months and not later than four months [member]
IfrsStatementLineItems [Line Items]
Total	R$ 243,256	R$ 168,515
Trade receivables, percentage	10.00%	7.00%
Later Than Four Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 276,446	R$ 241,030
Trade receivables, percentage	11.00%	10.00%
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	R$ 226,600	R$ 47,992
Trade receivables, percentage	9.00%	2.00%
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	R$ 492,367	R$ 915,141
Trade receivables, percentage	19.00%	37.00%
Past Due [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 2,526,366	R$ 2,491,068
Trade receivables, percentage	100.00%	100.00%